Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,030	$ 2,653	$ 2,708
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	451	439	490
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,579	$ 2,214	$ 2,218